                 RETIREMENT INCOME BUILDER III VARIABLE ANNUITY

                                    Issued by

                       TRANSAMERICA LIFE INSURANCE COMPANY

                       Supplement Dated September 15, 2002

                                     to the

                          Prospectus dated May 1, 2002

An optional "premium enhancement" rider is available at the time you buy your Retirement Income Builder III Variable Annuity. If you elect this rider, each premium payment for the first four policy years will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider in your state.

    ----------------------------------------------------------------------------------------------------------------------------
                                               ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)*
    ----------------------------------------------------------------------------------------------------------------------------
                                                                                   Separate Account Annual Expenses
                     Policy Owner Transaction Expenses                        (as a percentage of average account value)
    ----------------------------------------------------------------------------------------------------------------------------
      Sales Load On Purchase Payments                           0        Mortality and Expense Risk Fees/(7)/          1.10%
      Maximum Surrender Charge                                           Administrative Charge                         0.15%
        (as a % of premium payments Surrendered)/(1)/           8%                                                     -----
      Annual Service Charge/(2)/                  $0 - $30 Per Policy    TOTAL SEPARATE ACCOUNT
      Transfer Fee/(3)/                                      $0 - $10      ANNUAL EXPENSES                             1.25%

                                                                       Optional Separate Account Expenses
      Optional Rider Fees
      -------------------                                                Annual Step-Up Death Benefit/(8)/             0.15%
      Managed Annuity Program/(4)/                              0.45%
      Beneficiary Earnings Enhancement/(5)/                     0.25%    Enhanced Death Benefit/(9)/                   0.25%
      Beneficiary Earnings Enhancement - Extra/(6)/       0.50%-0.60%
                                                                         TOTAL SEPARATE ACCOUNT ANNUAL
                                                                         EXPENSES WITH HIGHEST OPTIONAL
                                                                         SEPARATE ACCOUNT EXPENSES/(10)/               1.50%
    ----------------------------------------------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------------------------------------
                                                       Portfolio Annual Expenses/(11)/
                     (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
    ----------------------------------------------------------------------------------------------------------------------------
                                                                      Management      Other        Rule      Total Portfolio
                                                                         Fees        Expenses   12b-1 Fees   Annual Expenses
    ----------------------------------------------------------------------------------------------------------------------------
      Aggressive Asset Allocation/(12)(13)/                             0.10%         1.22%       0.00%           1.32%
      Conservative Asset Allocation/(12)(13)/                           0.10%         1.26%       0.00%           1.36%
      Moderate Asset Allocation/(12)(13)/                               0.10%         1.25%       0.00%           1.35%
      Moderately Aggressive Asset Allocation/(12)(13)/                  0.10%         1.23%       0.00%           1.33%
      AEGON Bond                                                        0.45%         0.10%       0.00%           0.55%
      Capital Guardian Global/(14)/                                     1.05%         0.29%       0.00%           1.34%
      Capital Guardian U.S. Equity/(14)/                                0.85%         0.23%       0.00%           1.08%
      Capital Guardian Value/(14)/                                      0.85%         0.09%       0.00%           0.94%
      Dreyfus Mid Cap                                                   0.85%         0.15%       0.00%           1.00%
      Federated Growth & Income                                         0.75%         0.11%       0.00%           0.86%
    ----------------------------------------------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------------------------------------
                                            ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)*(continued)
    ----------------------------------------------------------------------------------------------------------------------------
                                                       Portfolio Annual Expenses/(11)/
                     (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
    ----------------------------------------------------------------------------------------------------------------------------
                                                                      Management      Other        Rule      Total Portfolio
                                                                         Fees        Expenses   12b-1 Fees   Annual Expenses
    ----------------------------------------------------------------------------------------------------------------------------
      Janus Growth (A/T)                                                0.80%         0.09%       0.00%           0.89%
      Jennison Growth                                                   0.85%         0.16%       0.00%           1.01%
      MFS High Yield                                                    0.77%         0.33%       0.00%           1.10%
      PIMCO Total Return/(12)/                                          0.70%         0.50%       0.00%           1.20%
      Third Avenue Value                                                0.80%         0.12%       0.00%           0.92%
      T. Rowe Price Equity Income                                       0.80%         0.10%       0.00%           0.90%
      T. Rowe Price Small Cap                                           0.75%         0.25%       0.00%           1.00%
      Transamerica Equity                                               0.75%         0.10%       0.00%           0.85%
      Transamerica Money Market                                         0.35%         0.04%       0.00%           0.39%
      Van Kampen Emerging Growth                                        0.80%         0.12%       0.00%           0.92%
      AIM V.I. Capital Appreciation Fund - Series II shares             0.61%         0.24%       0.25%           1.10%
      AIM V.I. Core Equity Fund - Series II shares                      0.61%         0.21%       0.25%           1.07%
      AIM V.I. Premier Equity Fund - Series II shares                   0.60%         0.25%       0.25%           1.10%
      Alliance Premier Growth Portfolio - Class B                       1.00%         0.04%       0.25%           1.29%
      Alliance Technology Portfolio - Class B                           1.00%         0.08%       0.25%           1.33%
      Franklin Small Cap Fund - Class 2/(15)/                           0.45%         0.31%       0.25%           1.01%
      Mutual Shares Securities Fund - Class 2                           0.60%         0.19%       0.25%           1.04%
      Templeton Foreign Securities Fund - Class 2/(16)/                 0.68%         0.22%       0.25%           1.15%
      Janus Aspen - Worldwide Growth Portfolio - Service Shares/(17)/   0.65%         0.04%       0.25%           0.94%
      MFS Emerging Growth Series - Service Class/(18)/                  0.75%         0.12%       0.25%           1.12%
      MFS Research Series - Service Class/(18)/                         0.75%         0.15%       0.25%           1.15%
      MFS Total Return Series - Service Class/(18)/                     0.75%         0.14%       0.25%           1.14%
      MFS Utilities Series - Service Class/(18)/                        0.75%         0.18%       0.25%           1.18%
      Nations High Yield Bond Portfolio/(19)(20)/                       0.00%         1.00%       0.00%           1.00%
      Nations Marsico Focused Equities Portfolio/(19)/                  0.75%         0.38%       0.00%           1.13%
      Nations Marsico Growth Portfolio/(19)/                            0.75%         0.43%       0.00%           1.18%
      Nations Marsico International Opportunities
        Portfolio/(19)(20)/                                             0.00%         1.25%       0.00%           1.25%
      Nations Marsico 21st Century Portfolio/(19)(20)/                  0.00%         1.10%       0.00%           1.10%
      Nations MidCap Growth Portfolio/(19)(20)/                         0.00%         1.00%       0.00%           1.00%
      Oppenheimer Capital Appreciation Fund/VA - Service Shares/(21)/   0.64%         0.02%       0.25%           0.91%
      Oppenheimer Main Street Growth & Income Fund/VA -
        Service Shares/(21)/                                            0.68%         0.05%       0.25%           0.98%
      Oppenheimer Strategic Bond Fund/VA - Service Shares/(21)/         0.74%         0.03%       0.25%           1.02%
      Putnam VT Growth and Income Fund - Class IB Shares/(22)/          0.46%         0.05%       0.25%           0.76%
      Putnam VT Research Fund - Class IB Shares/(22)/                   0.65%         0.09%       0.25%           0.99%
      Fidelity-VIP Equity-Income Portfolio - Service Class 2/(23)/      0.48%         0.11%       0.25%           0.84%
      Fidelity-VIP Growth Portfolio - Service Class 2/(23)/             0.58%         0.10%       0.25%           0.93%
      Fidelity-VIP Growth Opportunities Portfolio
         - Service Class 2/(23)/                                        0.58%         0.12%       0.25%           0.95%
      Fidelity-VIP Mid Cap Portfolio - Service Class 2/(23)/            0.58%         0.11%       0.25%           0.94%
    ----------------------------------------------------------------------------------------------------------------------------

* During the income phase the fees may be different than those described in the fee table. See Section 5, Expenses.

/(1)/ The surrender charge is decreased based on the number of years since the premium payment was made, from 8% in the year in which the premium payment was made to 0% after the seventh anniversary after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment unless you annuitize under the Life with Emergency Cash/SM/ payment option. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

       If you select the Life with Emergency Cash/SM/ annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

/(2)/ The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

/(5)/ The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

/(6)/ The annual Beneficiary Earnings Enhancement-Extra fee is 0.50% or 0.60% of the policy in the subaccounts for the 50% and 75% initial death benefit option, respectively.

/(7)/ The mortality and expense risk fee shown (1.10%) is for the "Return of Premium Death Benefit".

/(8)/ The fee for the Annual Step-Up Death Benefit is in addition to the mortality and expense risk fee (1.10%).

/(9)/ The fee for the Enhanced Death Benefit is in addition to the mortality and expense risk fee (1.10%).

/(10)/ The Enhanced Death Benefit fee is included herein. The Annual Step-Up
       Death Benefit fee is not included herein since it is less expensive than the Enhanced Death Benefit and the two optional death benefits may not be elected together.

/(11)/ The fee table information relating to the underlying fund portfolios is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

/(12)/ Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.

/(13)/ This portfolio is a "Fund of Funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be: 2.35% to 3.00%, Aggressive Asset Allocation; 2.26% to 2.91%, Conservative Asset Allocation; 2.29% to 2.94%, Moderate Asset Allocation; and 2.33% to 2.98%, Moderately Aggressive Asset Allocation.

/(14)/ These funds will become available on or about August 1, 2002.

/(15)/ For the Franklin Small Cap Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.09%.

/(16)/ For the Templeton Foreign Securities Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.16%.

/(17)/ Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.

/(18)/ Each series has an expenses offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series which its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows: Emerging Growth Series - 0.11% and 1.11%; Research Series - 0.14% and 1.14%; Total Return Series - 0.13% and 1.13%; and Utilities Series - 0.17% and 1.17%.

/(19)/ Each Nations portfolio is subject to fees up to 0.25% of its average daily net assets pursuant to a shareholder servicing and distribution plan. The shareholder servicing and distribution plan provides that a portfolio may pay banks, broker/dealers, insurance companies, or other financial institutions that have entered into sales agreements with Stephens Inc., the distributor of the portfolio, or a shareholder servicing agreement with the portfolio for certain expenses that are incurred in connection with sales support and shareholder services. Currently, shareholder servicing and distribution fees are being waived by each Nations portfolio through April 30, 2003. There is no assurance that these waivers will continue after this date. Absent these waivers, total portfolio annual expenses for the following funds would be: 1.38% - Nations Marsico Focused Equities Portfolio; and 1.43% - Nations Marsico Growth Portfolio.


/(20)/ The investment advisor and/or other services providers to these portfolios have agreed to waive a portion of their fees and/or reimburse expenses, including distribution fees, through April 30, 2003, in order to maintain total portfolio operating expenses at the levels shown. There is no assurance that these waivers and/or reimbursements will continue after this date. Absent these waivers and/or reimbursements, total portfolio annual expenses would be: 2.13%
       - Nations High Yield Bond Portfolio; 2.51% - Nations Marsico International Opportunities Portfolio; 3.47% - Nations Marsico 21st Century Portfolio; and 5.73% - Nations MidCap Growth Portfolio.


/(21)/ As of December 31, 2001, the 12b-1 fee was 0.15% and total portfolio annual expenses were: 0.81% - Oppenheimer Capital Appreciation Fund/VA
       - Service Shares; 0.88% - Oppenheimer Main Street Growth & Income Fund/VA - Service Shares; and 0.92% - Oppenheimer Strategic Bond Fund/VA - Service Shares. As of May 1, 2002, the 12b-1 fee increased to 0.25%.

/(22)/ As of December 31, 2001, the actual 12b-1 fee was 0.22%, and total portfolio annual expenses were: Growth and Income Fund - 0.73%, and Research Fund - 0.96%. As of April 30, 2002, the 12b-1 fee increased to 0.25%.

/(23)/ The expenses presented in the table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been: Equity-Income Portfolio - 0.10% and 0.83%; Growth Portfolio - 0.07% and 0.90%; Growth
       Opportunities Portfolio - 0.10% and 0.93%; and Mid Cap Portfolio -
       0.05% and 0.88%.

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program and the Beneficiary Earnings Enhancement - Extra have been selected.

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit

----------------------------------------------------------------------------------------------------------------------------
                                                                                           If the Policy is annuitized at
                                                          If the Policy is surrendered     the end of the applicable time
                                                          at the end of the applicable    period or if the Policy is still
                                                                  time period.               In the accumulation phase.
                                                       --------------------------------  -----------------------------------
                                                               1                3                1                3
  Subaccounts                                                 Year            Years             Year            Years
----------------------------------------------------------------------------------------------------------------------------
   Aggressive Asset Allocation                     A          $110             $170             $38              $117
                                                 ...........................................................................
                                                   B          $111             $175             $40              $121
                                                 ...........................................................................
                                                   C          $112             $178             $41              $124
----------------------------------------------------------------------------------------------------------------------------
   Conservative Asset Allocation                   A          $110             $172             $39              $118
                                                 ...........................................................................
                                                   B          $112             $176             $40              $122
                                                 ...........................................................................
                                                   C          $113             $179             $41              $125
----------------------------------------------------------------------------------------------------------------------------
   Moderate Asset Allocation                       A          $110             $171             $38              $118
                                                 ...........................................................................
                                                   B          $112             $176             $40              $122
                                                 ...........................................................................
                                                   C          $113             $179             $41              $125
----------------------------------------------------------------------------------------------------------------------------
   Moderately Aggressive Asset Allocation          A          $110             $171             $38              $117
                                                 ...........................................................................
                                                   B          $112             $175             $40              $121
                                                 ...........................................................................
                                                   C          $113             $178             $41              $124
----------------------------------------------------------------------------------------------------------------------------
   AEGON Bond                                      A          $102             $147             $30              $94
                                                 ...........................................................................
                                                   B          $104             $152             $32              $98
                                                 ...........................................................................
                                                   C          $105             $155             $33              $101
----------------------------------------------------------------------------------------------------------------------------
   Capital Guardian Global                         A          $110             $171             $38              $117
                                                 ...........................................................................
                                                   B          $112             $175             $40              $122
                                                 ...........................................................................
                                                   C          $113             $178             $41              $125
----------------------------------------------------------------------------------------------------------------------------
   Capital Guardian U.S. Equity                    A          $108             $163             $36              $110
                                                 ...........................................................................
                                                   B          $109             $168             $37              $114
                                                 ...........................................................................
                                                   C          $110             $171             $38              $117
----------------------------------------------------------------------------------------------------------------------------
   Capital Guardian Value                          A          $106             $159             $34              $105
                                                 ...........................................................................
                                                   B          $108             $164             $36              $110
                                                 ...........................................................................
                                                   C          $109             $166             $37              $113
----------------------------------------------------------------------------------------------------------------------------
   Dreyfus Mid Cap                                 A          $107             $161             $35              $107
                                                 ...........................................................................
                                                   B          $108             $165             $36              $112
                                                 ...........................................................................
                                                   C          $109             $168             $37              $115
----------------------------------------------------------------------------------------------------------------------------
   Federated Growth & Income                       A          $105             $157             $34              $103
                                                 ...........................................................................
                                                   B          $107             $161             $35              $107
                                                 ...........................................................................
                                                   C          $108             $164             $36              $110
----------------------------------------------------------------------------------------------------------------------------
   Janus Growth (A/T)                              A          $106             $158             $34              $104
                                                 ...........................................................................
                                                   B          $107             $162             $35              $108
                                                 ...........................................................................
                                                   C          $108             $165             $36              $111
----------------------------------------------------------------------------------------------------------------------------

EXAMPLES - TABLE B (continued) . . .

----------------------------------------------------------------------------------------------------------------------------
                                                                                           If the Policy is annuitized at
                                                          If the Policy is surrendered     the end of the applicable time
                                                          at the end of the applicable    period or if the Policy is still
                                                                  time period.               In the accumulation phase.
                                                       --------------------------------  -------------------------------------
                                                               1                3                1                3
  Subaccounts                                                 Year            Years             Year            Years
----------------------------------------------------------------------------------------------------------------------------
   Jennison Growth                                 A          $107             $161             $35              $107
                                                 ...........................................................................
                                                   B          $108             $166             $37              $112
                                                 ...........................................................................
                                                   C          $109             $169             $38              $115
----------------------------------------------------------------------------------------------------------------------------
   MFS High Yield                                  A          $108             $164             $36              $110
                                                 ...........................................................................
                                                   B          $109             $168             $37              $115
                                                 ...........................................................................
                                                   C          $110             $171             $38              $118
----------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return                              A          $109             $167             $37              $113
                                                 ...........................................................................
                                                   B          $110             $171             $38              $118
                                                 ...........................................................................
                                                   C          $111             $174             $39              $120
----------------------------------------------------------------------------------------------------------------------------
   Third Avenue Value                              A          $106             $158             $34              $105
                                                 ...........................................................................
                                                   B          $107             $163             $36              $109
                                                 ...........................................................................
                                                   C          $108             $166             $37              $112
----------------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Equity Income                     A          $106             $158             $34              $104
                                                 ...........................................................................
                                                   B          $107             $162             $35              $109
                                                 ...........................................................................
                                                   C          $108             $165             $36              $112
----------------------------------------------------------------------------------------------------------------------------
   T. Rowe Price Small Cap                         A          $107             $161             $35              $107
                                                 ...........................................................................
                                                   B          $108             $165             $36              $112
                                                 ...........................................................................
                                                   C          $109             $168             $37              $115
----------------------------------------------------------------------------------------------------------------------------
   Transamerica Equity                             A          $105             $156             $33              $103
                                                 ...........................................................................
                                                   B          $107             $161             $35              $107
                                                 ...........................................................................
                                                   C          $108             $164             $36              $110
----------------------------------------------------------------------------------------------------------------------------
   Transamerica Money Market                       A          $100             $142             $29              $89
                                                 ...........................................................................
                                                   B          $102             $147             $30              $93
                                                 ...........................................................................
                                                   C          $103             $150             $31              $96
----------------------------------------------------------------------------------------------------------------------------
   Van Kampen Emerging Growth                      A          $106             $158             $34              $105
                                                 ...........................................................................
                                                   B          $107             $163             $36              $109
                                                 ...........................................................................
                                                   C          $108             $166             $37              $112
----------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund -            A          $108             $164             $36              $110
   Series II shares                              ...........................................................................
                                                   B          $109             $168             $37              $115
                                                 ...........................................................................
                                                   C          $110             $171             $38              $118
----------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Core Equity Fund -                     A          $107             $163             $36              $109
   Series II shares                              ...........................................................................
                                                   B          $109             $167             $37              $114
                                                 ...........................................................................
                                                   C          $110             $170             $38              $117
----------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund - Series II        A          $108             $164             $36              $110
   shares                                        ...........................................................................
                                                   B          $109             $168             $37              $115
                                                 ...........................................................................
                                                   C          $110             $171             $38              $118
----------------------------------------------------------------------------------------------------------------------------
   Alliance Premier Growth - Class B               A          $110             $169             $38              $116
                                                 ...........................................................................
                                                   B          $111             $174             $39              $120
                                                 ...........................................................................
                                                   C          $112             $177             $40              $123
----------------------------------------------------------------------------------------------------------------------------
   Alliance Technology - Class B                   A          $110             $171             $38              $117
                                                 ...........................................................................
                                                   B          $112             $175             $40              $121
                                                 ...........................................................................
                                                   C          $113             $178             $41              $124
----------------------------------------------------------------------------------------------------------------------------

EXAMPLES - TABLE B (continued) . . .

----------------------------------------------------------------------------------------------------------------------------
                                                                                           If the Policy is annuitized at
                                                          If the Policy is surrendered     the end of the applicable time
                                                          at the end of the applicable    period or if the Policy is still
                                                                  time period.               In the accumulation phase.
                                                       ---------------------------------------------------------------------
                                                               1                3                1                3
  Subaccounts                                                 Year            Years             Year            Years
----------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund - Class 2               A          $107             $161             $35              $107
                                                 ...........................................................................
                                                   B          $108             $166             $37              $112
                                                 ...........................................................................
                                                   C          $109             $169             $38              $115
----------------------------------------------------------------------------------------------------------------------------
   Mutual Shares Securities Fund - Class 2         A          $107             $162             $35              $108
                                                 ...........................................................................
                                                   B          $109             $166             $37              $113
                                                 ...........................................................................
                                                   C          $110             $169             $38              $116
----------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Securities Fund -             A          $108             $165             $36              $112
   Class 2                                       ...........................................................................
                                                   B          $110             $170             $38              $116
                                                 ...........................................................................
                                                   C          $111             $173             $39              $119
----------------------------------------------------------------------------------------------------------------------------
   Janus Aspen - Worldwide Growth -                A          $106             $159             $34              $105
   Service Shares                                ...........................................................................
                                                   B          $108             $164             $36              $110
                                                 ...........................................................................
                                                   C          $109             $166             $37              $113
----------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth Series - Service            A          $108             $164             $36              $111
   Class                                         ...........................................................................
                                                   B          $109             $169             $38              $115
                                                 ...........................................................................
                                                   C          $110             $172             $39              $118
----------------------------------------------------------------------------------------------------------------------------
   MFS Research Series - Service Class             A          $108             $165             $36              $112
                                                 ...........................................................................
                                                   B          $110             $170             $38              $116
                                                 ...........................................................................
                                                   C          $111             $173             $39              $119
----------------------------------------------------------------------------------------------------------------------------
   MFS Total Return Series - Service Class         A          $108             $165             $36              $111
                                                 ...........................................................................
                                                   B          $110             $169             $38              $116
                                                 ...........................................................................
                                                   C          $111             $172             $39              $119
----------------------------------------------------------------------------------------------------------------------------
   MFS Utilities Series - Service Class            A          $98              $136             $27              $82
                                                 ...........................................................................
                                                   B          $100             $141             $28              $87
                                                 ...........................................................................
                                                   C          $101             $144             $29              $90
----------------------------------------------------------------------------------------------------------------------------
   Nations High Yield Bond                         A          $107             $161             $35              $107
                                                 ...........................................................................
                                                   B          $108             $165             $36              $112
                                                 ...........................................................................
                                                   C          $109             $168             $37              $115
----------------------------------------------------------------------------------------------------------------------------
   Nations Marsico Focused Equities                A          $108             $165             $36              $111
                                                 ...........................................................................
                                                   B          $110             $169             $38              $115
                                                 ...........................................................................
                                                   C          $111             $172             $39              $118
----------------------------------------------------------------------------------------------------------------------------
   Nations Marsico Growth                          A          $109             $166             $37              $113
                                                 ...........................................................................
                                                   B          $110             $171             $38              $117
                                                 ...........................................................................
                                                   C          $111             $174             $39              $120
----------------------------------------------------------------------------------------------------------------------------
   Nations Marsico International Opportunities     A          $109             $168             $37              $115
                                                 ...........................................................................
                                                   B          $111             $173             $39              $119
                                                 ...........................................................................
                                                   C          $112             $176             $40              $122
----------------------------------------------------------------------------------------------------------------------------
   Nations Marsico 21st Century                    A          $108             $164             $36              $110
                                                 ...........................................................................
                                                   B          $109             $168             $37              $115
                                                 ...........................................................................
                                                   C          $110             $171             $38              $118
----------------------------------------------------------------------------------------------------------------------------
   Nations MidCap Growth                           A          $107             $161             $35              $107
                                                 ...........................................................................
                                                   B          $108             $165             $36              $112
                                                 ...........................................................................
                                                   C          $109             $168             $37              $115
----------------------------------------------------------------------------------------------------------------------------

EXAMPLES - TABLE B (continued) . . .

----------------------------------------------------------------------------------------------------------------------------
                                                                                           If the Policy is annuitized at
                                                          If the Policy is surrendered     the end of the applicable time
                                                          at the end of the applicable    period or if the Policy is still
                                                                  time period.               In the accumulation phase.
                                                       ---------------------------------------------------------------------
                                                               1                3                1                3
  Subaccounts                                                 Year            Years             Year            Years
----------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Capital Appreciation Fund/VA-       A          $106             $158             $34              $105
   Service Shares                                ...........................................................................
                                                   B          $107             $163             $36              $109
                                                 ...........................................................................
                                                   C          $108             $166             $37              $112
----------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Growth & Income         A          $107             $160             $35              $107
   Fund/VA - Service Shares                      ...........................................................................
                                                   B          $108             $165             $36              $111
                                                 ...........................................................................
                                                   C          $109             $168             $37              $114
----------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Strategic Bond Fund/VA -            A          $107             $161             $35              $108
   Service Shares                                ...........................................................................
                                                   B          $108             $166             $37              $112
                                                 ...........................................................................
                                                   C          $109             $169             $38              $115
----------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund -              A          $104             $154             $33              $100
   Class IB Shares                               ...........................................................................
                                                   B          $106             $158             $34              $105
                                                 ...........................................................................
                                                   C          $107             $161             $35              $107
----------------------------------------------------------------------------------------------------------------------------
   Putnam VT Research Fund - Class IB Shares       A          $107             $160             $35              $107
                                                 ...........................................................................
                                                   B          $108             $165             $36              $111
                                                 ...........................................................................
                                                   C          $109             $168             $37              $114
----------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Equity-Income - Service          A          $105             $156             $33              $102
   Class 2                                       ...........................................................................
                                                   B          $107             $160             $35              $107
                                                 ...........................................................................
                                                   C          $108             $164             $36              $110
----------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Growth - Service Class 2         A          $106             $159             $34              $105
                                                 ...........................................................................
                                                   B          $108             $163             $36              $110
                                                 ...........................................................................
                                                   C          $109             $166             $37              $113
----------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Growth Opportunities -           A          $106             $159             $34              $106
   Service Class 2                               ...........................................................................
                                                   B          $108             $164             $36              $110
                                                 ...........................................................................
                                                   C          $109             $167             $37              $113
----------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Mid Cap - Service Class 2        A          $106             $159             $34              $105
                                                 ...........................................................................
                                                   B          $108             $164             $36              $110
                                                 ...........................................................................
                                                   C          $109             $166             $37              $113
----------------------------------------------------------------------------------------------------------------------------


Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

In these examples, the annual $30 service charge is reflected as a charge of 0.1000% based on an average policy value of $30,000 (as of December 31, 2001).

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

Premium Enhancement Rider


You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first four policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 1.5%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or "recapture" the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

o    exercise of the right to cancel option;

o exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;

o a death benefit is payable within one year from the time we apply the premium enhancement; or

o annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).

Rider Fee. There is no specific charge for the premium enhancement but the
---------
surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. You can surrender up to 10% of your policy value (measured at
----------------
the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.


Please note that if you elect this rider, your "free amount" is not cumulative, unlike the base policy which has a cumulative free amount. See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment if you elect the premium enhancement rider:


       --------------------------------- ------------------------------
               Number of Years                 Surrender Charge
                Since Premium                 (as a percentage of
                 Payment Date                premium surrendered)
       --------------------------------- ------------------------------
                     0-1                              8%
                     1-2                              8%
                     2-3                              6%
                     3-4                              6%
                     4-5                              5%
                     5-6                              4%
                     6-7                              2%
                 more than 7                          0%
       --------------------------------- ------------------------------


Other.  You cannot elect both the L-Share rider and this premium enhancement
-----
rider.

Termination.  The rider is irrevocable.
-----------


         The premium enhancement rider may vary for certain policies and may not be available for all policies.